SUMMARY OF MATERIAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2026
Summary Of Material Accounting Policies
SCHEDULE OF PROPERTY AND EQUIPMENT	The depreciation periods for property and equipment are:
Category	Depreciation periods
Buildings	34 years
Leasehold improvements	5-15 years
Machinery and equipment	3-17 years
Vehicles	2-4 years